Income tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current tax
Total current tax expense	£ (550)	£ (1,087)	£ (1,994)
Deferred tax
Total deferred tax credit	4,581	7,728
Total tax expense
Total income tax credit	4,031	6,641	17,565
UK and US
Current tax
Current tax on loss for the period	(195)	(230)	(270)
Adjustment in respect of previous years	44	54	23
UK
Deferred tax
Origination and reversal of temporary differences	4,591	8,066	19,663
Adjustment in respect of previous years	(10)	(338)	(104)
Total deferred tax credit	4,581	7,728	19,559
Other than UK and US
Current tax
Current tax on loss for the period	£ (399)	£ (911)	£ (1,747)